NET FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2018
Net financial (expenses)/income [Abstract]
NET FINANCIAL EXPENSES
NET FINANCIAL EXPENSES
The following table sets out details of financial income and expenses, including the amounts reported in the consolidated income statement within the net financial expenses line item, as well as interest income from financial services activities, recognized under net revenues, and interest expenses and other financial charges from financial services activities, recognized under cost of sales.

	For the years ended December 31,
	2018	2017	2016
Financial income:	(€ thousand)
Interest income from bank deposits	1,445	1,153	843
Other interest income and financial income	677	5,284	1,841
Interest income and other financial income	2,122	6,437	2,684
Finance income from financial services companies	52,702	50,254	58,236
Total financial income	54,824	56,691	60,920

Total financial income relating to:
Industrial companies (A)	2,122	6,437	2,684
Financial services companies (reported in net revenues)	52,702	50,254	58,236

Financial expenses:
Capitalized borrowing costs	2,884	1,578	1,519
Other interest cost and financial expenses	(1,046)	(3,775)	(4,090)
Interest expenses and other financial expenses	1,838	(2,197)	(2,571)
Interest expenses from banks	(21,486)	(23,057)	(27,042)
Interest on bonds	(12,386)	(9,231)	(6,937)
Write-downs of financial receivables	(3,326)	(3,530)	(3,864)
Net interest expenses on employee benefits provisions	—	—	(389)
Other financial expenses	(8,494)	(12,008)	(5,831)
Total financial expenses	(43,854)	(50,023)	(46,634)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(15,659)	(16,619)	(5,086)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(59,513)	(66,642)	(51,720)

Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:
Industrial companies (B)	(25,685)	(35,697)	(30,413)
Financial services companies (reported in cost of sales)	(33,828)	(30,945)	(21,307)

Net financial expenses relating to industrial companies (A+B)	(23,563)	(29,260)	(27,729)